Note 19 (Tables)	12 Months Ended
Dec. 31, 2025
Tax Assets And Liabilties [Abstract]
Reconciliation of taxation at the Spanis corporation tax rate to the tax expense recorded for the year [Table Text Block]
The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the consolidated income statements is as follows:

RECONCILIATION OF TAXATION AT THE SPANISH CORPORATION TAX RATE TO THE TAX EXPENSE RECORDED FOR THE YEAR (MILLIONS OF EUROS)

	2025		2024		2023
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	16,227		15,405		12,419
From continuing operations	16,227		15,405		12,419
From discontinued operations	—		—		—
Taxation at Spanish corporation tax rate 30%	4,868		4,622		3,726
Lower/higher effective tax rate from foreign entities ⁽¹⁾	181		193		2
Mexico	(135)	28%	(180)	28%	(194)	27%
Chile	(1)	29%	(2)	23%	(4)	11%
Colombia	18	38%	(1)	29%	(25)	14%
Peru	(22)	27%	(44)	23%	(55)	20%
Turkey	351	51%	498	62%	314	57%
USA	(50)	21%	(14)	26%	5	33%
Others	20		(64)		(39)
Revenues with lower tax rate (dividends/capital gains)	(37)		(44)		(26)
Equity accounted earnings	(19)		(14)		(8)
Other effects ⁽²⁾	107		73		309
Income tax	5,100		4,830		4,003
Of which: Continuing operations	5,100		4,830		4,003
Of which: Discontinued operations	—		—		—
(1) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
(2) With regard to the 2025 financial year, it includes the net impact of several tax effects comprising, among others, (i) the recording of the impact of IMIC for 2025, as indicated in Note 19.6 below, (ii) the recognition of certain deferred tax assets corresponding to the Group in Spain that were not previously registered in the financial statements, as referred to in Note 19.5 below, (iii) the positive effect of the result of the closure of the inspection process of the Group in Spain for the financial years 2017 to 2020, and the consequent reassessment of the needs for covering tax risks, as indicated in Note 19.2 above, and (iv) the effects of the limitation of the tax exemption on intragroup dividends and the withholding taxes associated with them.
On the other hand, regarding 2024, it shows the net impact of several tax effects that include, among others, (i) the accounting record of the impact associated with the declaration of unconstitutionality of certain measures relating to the Spanish Corporate Income Tax introduced by Royal Decree-Law 3/2016, as well as the impact of some of the measures introduced by Law 7/2024 on Corporate Income Tax that, in particular, are aimed at reinstating the measures declared unconstitutional, (ii) the non-deductibility of the temporary taxation of credit institutions recorded for accounting purposes in the year 2024 (see Note 19.6), and (iii) the effects of the limitation of the exemption on intra-group dividends and the withholding taxes associated with them.

Effective tax rate [Table Text Block]
The effective income tax rate for the Group in the years ended December 31, 2025, 2024 and 2023 is as follows:

EFFECTIVE TAX RATE (MILLIONS OF EUROS)

	2025	2024	2023
Income from:
Consolidated tax group in Spain	5,011	4,810	2,601
Other Spanish entities	91	(41)	6
Foreign entities	11,125	10,636	9,812
Gains (losses) before taxes from continuing operations	16,227	15,405	12,419
Tax expense or income related to profit or loss from continuing operations ⁽¹⁾	5,100	4,830	4,003
Effective tax rate	31.4%	31.4%	32.2%
(1) In 2025, 4,598 million and 502 million corresponded to current tax expenses and deferred tax expenses, respectively. In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.

Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the balances payable in respect of the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

TAX ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	2025	2024	2023
Tax assets
Current tax assets ⁽¹⁾	3,998	4,295	2,860
Deferred tax assets	13,869	14,354	14,641
Pensions	619	534	445
Financial Instruments	814	1,335	1,069
Loss allowances	2,210	2,158	2,127
Other	1,518	1,495	1,467
Secured tax assets	7,885	7,979	8,534
Tax losses	823	853	999
Total	17,867	18,650	17,501
Tax liabilities
Current tax liabilities ⁽¹⁾	1,480	575	878
Deferred tax liabilities	2,540	2,458	1,677
Financial Instruments	1,184	915	761
Other	1,356	1,543	916
Total	4,020	3,033	2,554
(1)The decrease in current tax assets in 2025 compared to 2024 is due, among other things, to a lower Mexican tax receivable related to corporate income tax, as the installment payments made in 2024 were particularly high. The increase in current tax liabilities in 2025 compared to 2024 is mainly due to the Spanish Interest Margin and Commission Tax (IMIC) for the 2025 financial year, as well as the increase in the Mexican tax liability related to the estimated corporate income tax for the 2025 financial year.
On the other hand, the increase in current tax assets in 2024 compared to 2023 corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities in 2024 compared to 2023, corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.

Deferred tax assets and liabilities annual variations [Table Text Block]
The most significant variations of the deferred tax assets and liabilities in the years 2025, 2024 and 2023 were derived from the following items:

DEFERRED TAX ASSETS AND LIABILITIES. ANNUAL VARIATIONS (MILLIONS OF EUROS)

	2025		2024		2023
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	14,354	2,458	14,641	1,677	14,747	1,520
Pensions	85	—	89	—	23	—
Financials instruments	(521)	269	266	154	(409)	204
Loss allowances	52	—	31	—	293	—
Others	23	(187)	28	627	206	(47)
Secured tax assets	(94)	—	(555)	—	(155)	—
Tax losses	(30)	—	(146)	—	(64)	—
Balance at the end	13,869	2,540	14,354	2,458	14,641	1,677

Secured tax assets [Table Text Block]
With respect to the deferred tax assets shown above, the table below shows the amounts guaranteed by the Spanish government, broken down by the items that originated the relevant assets:

SECURED TAX ASSETS (MILLIONS OF EUROS)

	2025	2024	2023
Pensions	1,557	1,622	1,622
Loss allowances	6,328	6,357	6,912
Total	7,885	7,979	8,534